Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding as of December 31, 2022 and 2023 not provided for in the consolidated financial statements were as follows:

	As of December 31,
	2022	2023
Contracted for payable of student related uniform, luggage, and teaching materials	26,707	32,563

(b)	Lease commitments

The Group’s lease commitments are disclosed in Note 12.